Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Mar. 31, 2026
Accumulated other comprehensive income [abstract]
Schedule of accumulated other comprehensive income

	Foreign currency differences on translation of foreign operations		Hedging reserve		Total accumulated other comprehensive income (loss)
	2026	2025	2026	2025	2026	2025
	$	$	$	$	$	$
Balance - Beginning of fiscal year	(4,966)	(4,234)	(2,496)	189	(7,462)	(4,045)

Foreign currency differences on translation of foreign operations	7,083	(732)	—	—	7,083	(732)
Change in net unrealized gain (loss) on cash flow hedging instruments	—	—	2,258	(2,753)	2,258	(2,753)
Deferred income tax recovery	—	—	—	68	—	68

Balance - End of fiscal year	2,117	(4,966)	(238)	(2,496)	1,879	(7,462)